EXPENSES	12 Months Ended
Dec. 31, 2017
Expenses by nature [abstract]
EXPENSES
15.	EXPENSES

	Expenses by nature	2017	2016
	(Increase) decrease in finished goods inventory	(5)	7
	Purchased and produced raw materials and product for resale	11,144	10,726
	Rebates	(1,244)	(1,195)
	Freight and distribution	543	588
	Short-term employee benefits	1,349	1,275
	Post-employment benefits	55	54
	Share-based payments	69	55
	Depreciation of property, plant and equipment	420	385
	Amortization of intangibles	110	108
	Operating leases	211	197
	Other	18	86
		12,670	12,286
	Expense line items
	Cost of product sold	10,340	10,078
	Selling	2,014	1,913
	General and administrative	247	240
	Share-based payments	69	55
		12,670	12,286

Other expenses	2017	2016
Loss on foreign exchange and related derivatives	14	13
Interest income	(59)	(66)
Asset impairment	-	15
Environmental remediation and asset retirement obligations	18	10
Bad debt expense	29	35
Potash profit and capital tax	13	12
Merger and related costs	94	31
Other	10	97
	119	147